Property, Plant and Equipment - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [Line Items]
Gains on disposals of assets	$ 16,000	$ 24,000
Loss on asset decommissioning	0	9,592
Purchase of property, plant and equipment	$ 216,647	$ 224,960